UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

____________________

ITEM 1. REPORT TO STOCKHOLDERS

SELECTED FUNDS	Table of Contents

Shareholder Letter	2

Management’s Discussion of Fund Performance:
Selected American Shares	3
Selected International Fund	5

Fund Overview:
Selected American Shares	7
Selected International Fund	8
Selected Daily Government Fund	9

Expense Example	10

Schedule of Investments:
Selected American Shares	12
Selected International Fund	16
Selected Daily Government Fund	19

Statements of Assets and Liabilities	21

Statements of Operations	23

Statements of Changes in Net Assets	24

Notes to Financial Statements	26

Financial Highlights	35

Director Approval of Advisory Agreements	39

Fund Information	42

Privacy Notice and Householding	43
Directors and Officers	44

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for certain funds, which is published semi-annually. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Funds’ website at www.selectedfunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle                                              Christopher C. Davis                                                Kenneth C. Feinberg
Chairman                                                                   President & Portfolio Manager                               Portfolio Manager

August 2, 2012

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC.

Performance Overview

Selected American Shares’ Class S shares delivered a total return on net asset value of 6.71% (Class D shares returned 6.87%) for the six-month period ended June 30, 2012. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 9.49%. The sectors1 within the Index that turned in the strongest performance over the six-month period were telecommunication services, financials, and information technology. The sectors within the Index that turned in the weakest performance over the six-month period were energy, utilities, and materials, with energy being the only sector to turn in a negative performance.

Factors Impacting the Fund’s Performance

Energy companies were an important detractor2 from the Fund’s performance. The Fund’s energy companies under-performed the corresponding sector within the Index and had a slightly lower relative average weighting in this weaker performing sector. Canadian Natural Resources3, OGX Petroleo e Gas Participacoes, Occidental Petroleum, China Coal Energy, and Devon Energy were among the most important detractors from performance.

Information technology companies were also an important detractor from the Fund’s performance. The Fund’s information technology companies under-performed the corresponding sector within the Index and had a lower relative average weighting in this stronger performing sector. Google and Hewlett-Packard were among the most important detractors from performance.

Financial companies were an important contributor to the Fund’s performance. The Fund’s financial companies slightly under-performed the corresponding sector within the Index, but benefited from a higher relative average weighting in this stronger performing sector.  American Express, Wells Fargo, Bank of New York Mellon, and Loews were among the most important contributors to performance.  Julius Baer was among the most important detractors from performance.

Consumer staple companies were also an important contributor to the Fund’s performance. The Fund’s consumer staple companies out-performed the corresponding sector within the Index and had a higher relative average weighting. CVS Caremark, Costco Wholesale, and Diageo were among the most important contributors to performance.

The Fund had approximately 17% of its net assets invested in foreign companies at June 30, 2012.  As a whole, those companies under-performed the domestic companies held by the Fund.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. Selected American Shares’ principal risks are: stock market risk, manager risk, common stock risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1      The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected American Shares Class S versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2002

Average Annual Total Return for periods ended June 30, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	(0.42)%	(2.19)%	5.15%	N/A	0.95%	0.95%
Class D	(0.10)%	(1.87)%	N/A	3.81%	0.61%	0.61%
Standard & Poor’s 500® Index	5.45%	0.22%	5.33%	4.59%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Selected American Shares contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC.

Performance Overview

Selected International Fund’s Class S shares delivered a total return on net asset value of 3.80% (Class D shares returned 4.04%) for the six-month period ended June 30, 2012. Over the same time period, the Morgan Stanley Capital International All Country World Index ex USA (“Index”) returned 2.77%. The sectors1 within the Index that turned in the strongest performance over the six-month period were consumer discretionary, financials, and consumer staples. The sectors within the Index that turned in the weakest performance over the six-month period were energy, materials, and telecommunication services, with energy and materials being the only sectors to turn in a negative performance. As of June 30, 2012, the Fund had approximately 96% of its net assets invested in foreign companies, 3% in U.S. companies, and 1% in other assets and liabilities.

Factors Impacting the Fund’s Performance

Health care companies were an important contributor2 to the Fund’s performance, both on an absolute basis and relative to the Index. The Fund’s health care companies out-performed the corresponding sector within the Index and benefited from a higher relative average weighting. Essilor3 and Sinopharm were among the most important contributors to performance.

Material companies were the most important contributor to the Fund’s relative performance. The Fund’s material companies out-performed the corresponding sector within the Index and benefited from a lower relative average weighting in this weaker performing sector. Greatview Aseptic Packaging was among the most important contributors to performance. Sino-Forest was among the most important detractors from performance.

Consumer staple companies were also an important contributor to the Fund’s absolute performance. The Fund’s consumer staple companies out-performed the corresponding sector within the Index and also benefited from a higher relative average weighting in this stronger performing sector. Heineken and Brazil Pharma were among the most important contributors to performance.

Energy companies were the most important detractor from the Fund’s absolute performance.  The Fund’s energy companies under-performed the corresponding sector within the Index, but benefited from a lower relative average weighting in this weaker performing sector. OGX Petroleo e Gas Participacoes and Tenaris were among the most important detractors from performance.

Financial companies were the most important detractor from the Fund’s relative performance. The Fund’s financial companies under-performed the corresponding sector within the Index and had a lower relative average weighting in this stronger performing sector. CETIP and China Merchants Bank were among the most important detractors from performance. Hang Lung was among the most important contributors to performance.

Industrial companies were also an important detractor from the Fund’s performance. The Fund’s industrial companies under-performed the corresponding sector within the Index and had a higher relative average weighting. Nielsen Holdings, ABB, Kuehne & Nagel, and China Shipping were among the most important detractors from performance. Schneider Electric was among the most important contributors to performance.

Selected International Fund’s investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. Selected International Fund’s principal risks are: stock market risk, manager risk, common stock risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, under $10 billion market capitalization risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1      The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected International Fund Class S versus the Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA) over 10 years for an investment made on June 30, 2002

Average Annual Total Return for periods ended June 30, 2012

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	(17.27)%	(7.56)%	2.53%	N/A	1.54%	1.54%
Class D	(16.77)%	(7.12)%	N/A	0.43%	0.90%	0.90%
MSCI ACWI® ex USA	(14.57)%	(4.62)%	6.74%	5.58%

On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from investing primarily in domestic equity securities to investing primarily in foreign equity securities.  Performance prior to that date is unlikely to be relevant to future performance.

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The performance data for Selected International Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Fund Overview
SELECTED AMERICAN SHARES, INC.	June 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	75.95%	Diversified Financials	17.75%	5.64%
Common Stock (Foreign)	16.93%	Insurance	12.57%	3.56%
Convertible Bonds (Foreign)	0.06%	Food & Staples Retailing	12.16%	2.41%
Short-Term Investments	5.87%	Energy	9.61%	10.79%
Other Assets & Liabilities	1.19%	Information Technology	8.16%	19.80%
	100.00%	Materials	6.61%	3.41%
		Banks	6.31%	3.01%
		Retailing	5.85%	3.97%
		Food, Beverage & Tobacco	5.66%	6.60%
		Health Care	4.43%	11.98%
		Transportation	2.72%	1.91%
		Media	2.68%	3.40%
		Commercial & Professional Services	1.58%	0.51%
		Capital Goods	1.35%	8.04%
		Real Estate	1.17%	2.20%
		Other	0.75%	12.15%
		Automobiles & Components	0.64%	0.62%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/12 Net Assets)

CVS Caremark Corp.		Food & Staples Retailing		6.28%
Wells Fargo & Co.		Commercial Banks		5.86%
American Express Co.		Consumer Finance		5.83%
Bank of New York Mellon Corp.		Capital Markets		4.85%
Costco Wholesale Corp.		Food & Staples Retailing		4.50%
Google Inc., Class A		Software & Services		3.15%
Loews Corp.		Multi-line Insurance		2.82%
Bed Bath & Beyond Inc.		Retailing		2.81%
Berkshire Hathaway Inc., Class A		Property & Casualty Insurance		2.64%
Progressive Corp.		Property & Casualty Insurance		2.51%

SELECTED FUNDS	Fund Overview
SELECTED INTERNATIONAL FUND, INC.	June 30, 2012 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Stock Holdings)

				MSCI ACWI®
			Fund	ex USA
Common Stock (Foreign)	96.21%	Health Care	14.85%	7.29%
Common Stock (U.S.)	2.68%	Capital Goods	11.02%	7.47%
Preferred Stock (Foreign)	0.16%	Food, Beverage & Tobacco	10.53%	7.15%
Short-Term Investments	0.18%	Transportation	9.00%	2.27%
Other Assets & Liabilities	0.77%	Materials	8.73%	11.02%
	100.00%	Real Estate	5.69%	3.04%
		Consumer Durables & Apparel	5.60%	1.67%
		Diversified Financials	5.03%	2.62%
		Telecommunication Services	4.86%	6.06%
		Information Technology	4.81%	6.44%
		Banks	4.31%	14.18%
		Energy	4.06%	10.85%
		Food & Staples Retailing	3.09%	2.19%
		Commercial & Professional Services	2.70%	0.86%
		Media	2.41%	1.25%
		Insurance	1.69%	4.21%
		Other	1.62%	11.43%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 06/30/12 Stock Holdings)		(% of Fund’s 06/30/12 Net Assets)

Switzerland	27.10%	Hang Lung Group Ltd.		5.63%
China	23.99%	Kuehne & Nagel International AG		5.63%
France	8.62%	Heineken Holding NV		5.24%
Mexico	7.28%	Roche Holding AG - Genusschein		5.12%
Netherlands	6.19%	America Movil SAB de C.V., Series L, ADR		4.82%
Hong Kong	5.69%	Compagnie Financiere Richemont S.A.,
Brazil	4.85%	Bearer Shares, Unit A		4.65%
United Kingdom	3.77%	Schneider Electric S.A.		4.47%
Italy	3.70%	Essilor International S.A.		4.07%
Canada	3.53%	Schindler Holding AG - Participation Certificate		3.86%
United States	2.70%	Tenaris S.A., ADR		3.67%
Belgium	2.58%
	100.00%

SELECTED FUNDS	Fund Overview
SELECTED CAPITAL PRESERVATION TRUST -	June 30, 2012 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

Portfolio Composition		Maturity Diversification
(% of Fund’s 06/30/12 Net Assets)		(% of 06/30/12 Portfolio Holdings)

Repurchase Agreements	33.36%	0-30 Days	67.07%
Federal Home Loan Bank	27.38%	31-90 Days	4.14%
Fannie Mae	12.32%	91-180 Days	17.13%
Federal Farm Credit Bank	10.06%	181-397 Days	11.66%
FDIC Structured Sale Guaranteed Notes	7.40%		100.00%
Freddie Mac	5.57%
Other Assets & Liabilities	3.91%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.  See the Fund’s Schedule of Investments for a listing of the floating rate securities.

SELECTED FUNDS	Expense Example (Unaudited)

Example

As a shareholder of each Fund, you incur ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  As a shareholder of Selected International Fund, you may also incur transaction costs, which consist of redemption fees, if any.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2012.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your cost would have been higher.

SELECTED FUNDS	Expense Example (Unaudited) – (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/12)	(06/30/12)	(01/01/12-06/30/12)
Selected American Shares
Class S (annualized expense ratio 0.95%**)
Actual	$1,000.00	$1,067.15	$4.88
Hypothetical	$1,000.00	$1,020.14	$4.77
Class D (annualized expense ratio 0.61%**)
Actual	$1,000.00	$1,068.71	$3.14
Hypothetical	$1,000.00	$1,021.83	$3.07
Selected International Fund
Class S (annualized expense ratio 1.54%**)
Actual	$1,000.00	$1,038.03	$7.80
Hypothetical	$1,000.00	$1,017.21	$7.72
Class D (annualized expense ratio 0.90%**)
Actual	$1,000.00	$1,040.35	$4.57
Hypothetical	$1,000.00	$1,020.39	$4.52
Selected Daily Government Fund
Class S (annualized expense ratio 0.04%**)
Actual	$1,000.00	$1,000.75	$0.20
Hypothetical	$1,000.00	$1,024.66	$0.20
Class D (annualized expense ratio 0.04%**)
Actual	$1,000.00	$1,000.75	$0.20
Hypothetical	$1,000.00	$1,024.66	$0.20

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser and/or Distributor.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (92.88%)
CONSUMER DISCRETIONARY – (8.87%)
Automobiles & Components – (0.60%)
Harley-Davidson, Inc.	755,100	$34,530,723
Consumer Durables & Apparel – (0.34%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	150,400	8,258,428
Hunter Douglas NV (Netherlands)	295,596	11,544,631
		19,803,059
Media – (2.49%)
Grupo Televisa S.A.B., ADR (Mexico)	525,400	11,285,592
Walt Disney Co.	2,738,600	132,822,100
		144,107,692
Retailing – (5.44%)
Bed Bath & Beyond Inc. *	2,630,000	162,507,700
CarMax, Inc. *	1,018,800	26,427,672
Expedia, Inc.	467,950	22,494,356
Groupon, Inc. *	1,178,000	12,498,580
Li & Fung Ltd. (Hong Kong)	8,629,570	16,686,455
Liberty Interactive Corp., Series A *	1,732,250	30,799,405
Netflix Inc. *	487,500	33,379,125
Tiffany & Co.	177,000	9,372,150
		314,165,443
	Total Consumer Discretionary	512,606,917
CONSUMER STAPLES – (16.72%)
Food & Staples Retailing – (11.30%)
Costco Wholesale Corp.	2,736,964	259,984,210
CVS Caremark Corp.	7,771,445	363,159,625
Sysco Corp.	515,000	15,352,150
Walgreen Co.	492,000	14,553,360
		653,049,345
Food, Beverage & Tobacco – (5.26%)
Coca-Cola Co.	987,540	77,215,753
Diageo PLC (United Kingdom)	4,218,523	108,732,379
Heineken Holding NV (Netherlands)	1,017,304	45,565,956
Nestle S.A. (Switzerland)	70,600	4,213,258
Philip Morris International Inc.	612,767	53,470,048
Unilever NV, NY Shares (Netherlands)	439,300	14,650,655
		303,848,049
Household & Personal Products – (0.16%)
Natura Cosmeticos S.A. (Brazil)	400,300	9,367,239
	Total Consumer Staples	966,264,633
ENERGY – (8.93%)
Canadian Natural Resources Ltd. (Canada)	4,828,900	129,655,965
China Coal Energy Co., Ltd. - H (China)	23,685,520	19,696,490
Devon Energy Corp.	982,421	56,970,594
EOG Resources, Inc.	1,287,500	116,016,625
Occidental Petroleum Corp.	1,448,880	124,270,437
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	1,772,460	4,853,637

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
Schlumberger Ltd.	482,980	$31,350,232
Transocean Ltd.	742,994	33,234,122
	Total Energy	516,048,102
FINANCIALS – (35.13%)
Banks – (5.86%)
Commercial Banks – (5.86%)
Wells Fargo & Co.	10,126,379	338,626,114
Diversified Financials – (16.49%)
Capital Markets – (9.30%)
Ameriprise Financial, Inc.	438,907	22,937,280
Bank of New York Mellon Corp.	12,754,600	279,963,470
Brookfield Asset Management Inc., Class A (Canada)	1,779,350	58,896,485
Charles Schwab Corp.	2,252,000	29,118,360
Goldman Sachs Group, Inc.	229,200	21,971,112
Julius Baer Group Ltd. (Switzerland)	3,430,790	124,388,972
		537,275,679
Consumer Finance – (5.83%)
American Express Co.	5,785,770	336,789,672
Diversified Financial Services – (1.36%)
CME Group Inc.	43,000	11,528,300
JPMorgan Chase & Co.	885,770	31,648,562
Visa Inc., Class A	289,500	35,790,885
		78,967,747
		953,033,098
Insurance – (11.69%)
Insurance Brokers – (0.16%)
Aon PLC	198,000	9,262,440
Multi-line Insurance – (3.66%)
Fairfax Financial Holdings Ltd. (Canada)	82,850	32,426,661
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	39,220	15,530,057
Loews Corp.	3,990,100	163,234,991
		211,191,709
Property & Casualty Insurance – (6.06%)
ACE Ltd.	586,500	43,477,245
Berkshire Hathaway Inc., Class A *	1,219	152,307,955
Markel Corp. *	21,700	9,584,890
Progressive Corp.	6,960,600	144,989,298
		350,359,388
Reinsurance – (1.81%)
Alleghany Corp. *	275,569	93,624,568
Everest Re Group, Ltd.	103,900	10,752,611
		104,377,179
		675,190,716
Real Estate – (1.09%)
Hang Lung Group Ltd. (Hong Kong)	10,172,000	62,895,144
	Total Financials	2,029,745,072

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (4.12%)
Health Care Equipment & Services – (2.40%)
Baxter International Inc.	27,310	$1,451,526
Express Scripts Holding Co. *	2,460,000	137,317,200
		138,768,726
Pharmaceuticals, Biotechnology & Life Sciences – (1.72%)
Agilent Technologies, Inc.	529,540	20,779,149
Johnson & Johnson	180,010	12,161,476
Merck & Co., Inc.	374,417	15,631,910
Pfizer Inc.	630,630	14,504,490
Roche Holding AG - Genusschein (Switzerland)	210,000	36,273,913
		99,350,938
	Total Health Care	238,119,664
INDUSTRIALS – (5.25%)
Capital Goods – (1.25%)
Emerson Electric Co.	436,500	20,332,170
Lockheed Martin Corp.	236,700	20,611,836
PACCAR Inc.	800,500	31,363,590
		72,307,596
Commercial & Professional Services – (1.47%)
Iron Mountain Inc.	2,568,550	84,659,408
Transportation – (2.53%)
China Merchants Holdings International Co., Ltd. (China)	25,653,019	78,311,672
China Shipping Development Co., Ltd. - H (China)	15,631,700	7,407,170
Kuehne & Nagel International AG (Switzerland)	572,010	60,600,523
		146,319,365
	Total Industrials	303,286,369
INFORMATION TECHNOLOGY – (7.58%)
Semiconductors & Semiconductor Equipment – (1.68%)
Intel Corp.	750,500	19,993,320
Texas Instruments Inc.	2,685,790	77,001,599
		96,994,919
Software & Services – (5.52%)
Activision Blizzard, Inc.	2,906,500	34,819,870
Google Inc., Class A *	313,400	181,784,536
Microsoft Corp.	1,855,400	56,738,132
Oracle Corp.	1,533,700	45,550,890
		318,893,428
Technology Hardware & Equipment – (0.38%)
Hewlett-Packard Co.	1,109,580	22,313,654
	Total Information Technology	438,202,001
MATERIALS – (6.08%)
Air Products and Chemicals, Inc.	843,900	68,128,047
BHP Billiton PLC (United Kingdom)	1,197,460	34,034,729
Ecolab Inc.	516,800	35,416,304
Martin Marietta Materials, Inc.	151,630	11,951,477
Sino-Forest Corp. (Canada)*	4,770,230	0
Sino-Forest Corp., Restricted (Canada)*(b)	145,700	0
Monsanto Co.	1,084,600	89,783,188

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
Potash Corp. of Saskatchewan Inc. (Canada)	935,200	$40,858,888
Praxair, Inc.	229,700	24,975,281
Rio Tinto PLC (United Kingdom)	650,967	30,936,337
Sealed Air Corp.	987,900	15,253,176
	Total Materials	351,337,427
TELECOMMUNICATION SERVICES – (0.20%)
America Movil SAB de C.V., Series L, ADR (Mexico)	432,540	11,271,992
	Total Telecommunication Services	11,271,992
	TOTAL COMMON STOCK – (Identified cost $3,538,828,212)	5,366,882,177
CONVERTIBLE BONDS – (0.06%)
MATERIALS – (0.06%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)(c)	$15,365,000	3,687,600
	TOTAL CONVERTIBLE BONDS – (Identified cost $15,365,000)	3,687,600
SHORT-TERM INVESTMENTS – (5.87%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $118,547,679 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $120,916,920)	118,546,000	118,546,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $220,551,227 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $224,957,940)	220,547,000	220,547,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $339,093,000)	339,093,000
	Total Investments – (98.81%) – (Identified cost $3,893,286,212) – (d)	5,709,662,777
	Other Assets Less Liabilities – (1.19%)	68,586,641
Net Assets – (100.00%)		$5,778,249,418
ADR: American Depositary Receipt

*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $15,530,057 or 0.27% of the Fund’s net assets as of June 30, 2012.

(b)	Restricted securities – See Note 9 of the Notes to Financial Statements.
(c)	This security is in default. See Note 1 of the Notes to Financial Statements.
(d)	Aggregate cost for federal income tax purposes is $3,893,286,212. At June 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,096,545,282
	Unrealized depreciation	(280,168,717)
Net unrealized appreciation		$1,816,376,565
See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.89%)
CONSUMER DISCRETIONARY – (9.53%)
Consumer Durables & Apparel – (5.54%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	52,040	$2,857,504
Hunter Douglas NV (Netherlands)	14,102	550,759
		3,408,263
Consumer Services – (1.30%)
Ctrip.com International, Ltd., ADR (China)*	47,600	797,776
Media – (2.39%)
Grupo Televisa S.A.B., ADR (Mexico)	68,370	1,468,588
Retailing – (0.30%)
Vipshop Holdings Ltd., ADS (China)*	30,370	185,257
	Total Consumer Discretionary	5,859,884
CONSUMER STAPLES – (13.49%)
Food & Staples Retailing – (3.06%)
Brazil Pharma S.A. (Brazil)	351,380	1,880,674
Food, Beverage & Tobacco – (10.43%)
Heineken Holding NV (Netherlands)	71,895	3,220,242
Lindt & Spruengli AG - Participation Certificate (Switzerland)	622	1,922,305
Nestle S.A. (Switzerland)	21,270	1,269,348
		6,411,895
	Total Consumer Staples	8,292,569
ENERGY – (4.02%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	79,010	216,358
Tenaris S.A., ADR (Italy)	64,480	2,254,866
	Total Energy	2,471,224
FINANCIALS – (16.56%)
Banks – (4.27%)
Commercial Banks – (4.27%)
China CITIC Bank Corp. Ltd. - H (China)	1,433,800	741,154
China Merchants Bank Co., Ltd. - H (China)	991,900	1,885,932
		2,627,086
Diversified Financials – (4.99%)
Capital Markets – (1.69%)
Brookfield Asset Management Inc., Class A (Canada)	10,830	358,473
CETIP S.A. - Mercados Organizados (Brazil)	54,300	678,581
		1,037,054
Diversified Financial Services – (3.30%)
Groupe Bruxelles Lambert S.A. (Belgium)	13,570	921,124
Pargesa Holding S.A., Bearer Shares (Switzerland)	7,630	454,252
RHJ International (Belgium)*	145,420	653,110
		2,028,486
		3,065,540
Insurance – (1.67%)
Insurance Brokers – (0.49%)
CNinsure, Inc., ADR (China)*	43,720	299,045
Multi-line Insurance – (1.18%)
Fairfax Financial Holdings Ltd. (Canada)	1,860	727,985
		1,027,030

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (5.63%)
Hang Lung Group Ltd. (Hong Kong)	560,400	$3,465,045
	Total Financials	10,184,701
HEALTH CARE – (14.71%)
Health Care Equipment & Services – (7.76%)
Essilor International S.A. (France)	26,930	2,501,788
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	430,300	480,335
Sinopharm Group Co. - H (China)	642,700	1,786,620
		4,768,743
Pharmaceuticals, Biotechnology & Life Sciences – (6.95%)
Roche Holding AG - Genusschein (Switzerland)	18,230	3,148,921
Sinovac Biotech Ltd. (China)*	530,590	1,124,851
		4,273,772
	Total Health Care	9,042,515
INDUSTRIALS – (22.51%)
Capital Goods – (10.92%)
ABB Ltd., ADR (Switzerland)	61,990	1,011,677
Schindler Holding AG - Participation Certificate (Switzerland)	21,220	2,372,538
Schneider Electric S.A. (France)	49,410	2,746,389
Shanghai Electric Group Co. Ltd. - H (China)	1,412,600	582,284
		6,712,888
Commercial & Professional Services – (2.68%)
Nielsen Holdings NV *	62,790	1,646,354
Transportation – (8.91%)
China Merchants Holdings International Co., Ltd. (China)	526,712	1,607,908
China Shipping Development Co., Ltd. - H (China)	690,600	327,245
Kuehne & Nagel International AG (Switzerland)	32,700	3,464,340
LLX Logistica S.A. (Brazil)*	73,230	80,576
		5,480,069
	Total Industrials	13,839,311
INFORMATION TECHNOLOGY – (4.76%)
Software & Services – (4.76%)
NetEase, Inc., ADR (China)*	31,600	1,859,660
Youku Inc., ADR (China)*	49,310	1,069,041
		2,928,701
	Total Information Technology	2,928,701
MATERIALS – (8.49%)
BHP Billiton PLC (United Kingdom)	41,480	1,178,963
Greatview Aseptic Packaging Co., Ltd. (China)*	3,530,300	1,861,039
Potash Corp. of Saskatchewan Inc. (Canada)	24,290	1,061,230
Rio Tinto PLC (United Kingdom)	23,510	1,117,281
Sino-Forest Corp. (Canada)*	214,500	0
	Total Materials	5,218,513

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	June 30, 2012 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (4.82%)
America Movil SAB de C.V., Series L, ADR (Mexico)	113,670	$2,962,240
	Total Telecommunication Services	2,962,240
	TOTAL COMMON STOCK – (Identified cost $74,784,281)	60,799,658
PREFERRED STOCK – (0.16%)
MATERIALS – (0.16%)
MMX Mineracao e Metalicos S.A. (Brazil)*	57,810	100,452
	TOTAL PREFERRED STOCK – (Identified cost $99,070)	100,452
SHORT-TERM INVESTMENTS – (0.18%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $39,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $39,780)	$39,000	39,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $73,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $74,460)	73,000	73,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $112,000)	112,000
	Total Investments – (99.23%) – (Identified cost $74,995,351) – (a)	61,012,110
	Other Assets Less Liabilities – (0.77%)	473,916
Net Assets – (100.00%)		$61,486,026
ADR: American Depositary Receipt
ADS: American Depositary Share

*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $75,945,069. At June 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$986,534
	Unrealized depreciation	(15,919,493)
Net unrealized depreciation		$(14,932,959)
See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST -	June 30, 2012 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

	Principal	Value (Note 1)
FANNIE MAE – (12.32%)
0.2353%, 07/26/12 (a)	$1,000,000	$1,000,021
0.32%, 09/13/12 (a)	1,000,000	1,000,266
0.625%, 09/24/12	175,000	175,164
0.2728%, 10/18/12 (a)	315,000	315,106
4.75%, 11/19/12	215,000	218,770
0.375%, 12/28/12	500,000	500,447
TOTAL FANNIE MAE – (Identified cost $3,209,774)		3,209,774
FDIC STRUCTURED SALE GUARANTEED NOTES – (7.40%)
Class A-2, 144A, 0.2322%, 10/25/12 (b)(c)	1,930,000	1,928,583
TOTAL FDIC STRUCTURED SALE GUARANTEED NOTES – (Identified cost $1,928,583)		1,928,583
FEDERAL FARM CREDIT BANK – (10.06%)
0.376%, 07/02/12 (a)	300,000	300,001
0.196%, 07/27/12 (a)	1,000,000	1,000,000
0.226%, 10/19/12 (a)	600,000	599,982
0.186%, 01/28/13 (a)	500,000	499,683
0.206%, 02/20/13 (a)	220,000	219,977
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $2,619,643)		2,619,643
FEDERAL HOME LOAN BANK – (27.38%)
0.145%, 07/02/12 (a)	500,000	500,000
0.14%, 07/18/12 (a)	1,000,000	1,000,000
2.50%, 08/10/12	100,000	100,250
4.625%, 08/15/12	160,000	160,868
1.75%, 08/22/12	600,000	601,368
4.50%, 11/15/12	500,000	508,028
0.19%, 11/21/12	500,000	500,113
1.746%, 11/30/12	500,000	503,222
0.125%, 12/03/12	325,000	324,920
0.30%, 01/11/13	500,000	500,000
0.24%, 01/25/13 (a)	500,000	500,315
5.126%, 02/28/13	615,000	634,791
0.25%, 03/28/13	500,000	499,929
0.14%, 04/26/13 (a)	300,000	299,997
0.14%, 05/15/13 (a)	500,000	499,955
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $7,133,756)		7,133,756
FREDDIE MAC – (5.57%)
0.29%, 10/12/12 (a)	365,000	365,094
4.625%, 10/25/12	300,000	304,216
0.75%, 12/28/12	500,000	501,369
4.50%, 01/15/13	275,000	281,370
TOTAL FREDDIE MAC – (Identified cost $1,452,049)		1,452,049

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST -	June 30, 2012 (Unaudited)
SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

	Principal	Value (Note 1)
REPURCHASE AGREEMENTS – (33.36%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 07/02/12, dated 06/29/12, repurchase value of $3,039,043 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 10/01/26-06/01/42, total market value $3,099,780)	$3,039,000	$3,039,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.23%, 07/02/12, dated 06/29/12, repurchase value of $5,653,108 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.00%, 09/15/39-09/15/40, total market value $5,766,060)	5,653,000	5,653,000
	TOTAL REPURCHASE AGREEMENTS – (Identified cost $8,692,000)	8,692,000
Total Investments – (96.09%) – (Identified cost $25,035,805) – (d)		25,035,805
Other Assets Less Liabilities – (3.91%)		1,019,815
Net Assets – (100.00%)		$26,055,620

(a)
The interest rates on floating rate securities, shown as of June 30, 2012, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(b)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,928,583 or 7.40% of the Fund’s net assets as of June 30, 2012.

(c)	Zero coupon bonds reflect the effective yield on the date of purchase.
(d)	Aggregate cost for federal income tax purposes is $25,035,805.
See Notes to Financial Statements

SELECTED FUNDS	Statements of Assets and Liabilities
At June 30, 2012 (Unaudited)

	Selected American Shares	Selected International Fund	Selected Daily Government Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$5,709,662,777	$61,012,110	$25,035,805
Cash	83,366	2,059	3,643
Cash - foreign currencies**	227,291	11,070	–
Receivables:
Capital stock sold	1,524,981	11,547	790
Dividends and interest	11,109,604	298,535	35,763
Investment securities sold	63,713,922	225,016	1,008,900
Prepaid expenses	65,426	1,012	747
Due from Adviser	–	–	12,338
Total assets	5,786,387,367	61,561,349	26,097,986
LIABILITIES:
Payables:
Capital stock redeemed	4,274,118	7,652	19,124
Distributions payable	–	–	5
Accrued custodian fees	145,000	11,200	2,000
Accrued distribution service fees	468,427	2,417	–
Accrued management fees	2,615,876	28,402	6,528
Accrued transfer agent fees	547,183	12,526	4,684
Other accrued expenses	87,345	13,126	10,025
Total liabilities	8,137,949	75,323	42,366
NET ASSETS	$5,778,249,418	$61,486,026	$26,055,620
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$171,403,066	$1,864,385	$2,605,562
Additional paid-in capital	3,365,680,344	75,985,637	23,450,058
Undistributed net investment income	36,002,596	334,019	–
Accumulated net realized gains (losses) from investments and foreign currency transactions	388,595,590	(2,708,087)	–
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,816,567,822	(13,989,928)	–
Net Assets	$5,778,249,418	$61,486,026	$26,055,620

*Including:
Cost of investments	$3,893,286,212	$74,995,351	$25,035,805
Cost and market value of repurchase agreements (if greater than 10% of net assets)	–	–	8,692,000

**Cost of cash - foreign currencies	227,244	11,028	–

SELECTED FUNDS	Statements of Assets and Liabilities – (Continued)
At June 30, 2012 (Unaudited)

	Selected American Shares	Selected International Fund	Selected Daily Government Fund
CLASS S SHARES:
Net assets	$2,222,548,792	$9,964,006	$3,693,664
Shares outstanding	52,769,676	1,216,118	3,693,664
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$42.12	$8.19	$1.00
CLASS D SHARES:
Net assets	$3,555,700,626	$51,522,020	$22,361,956
Shares outstanding	84,352,777	6,241,423	22,361,956
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$42.15	$8.25	$1.00

See Notes to Financial Statements

SELECTED FUNDS	Statements of Operations
For the six months ended June 30, 2012 (Unaudited)

	Selected American Shares	Selected International Fund	Selected Daily Government Fund
INVESTMENT INCOME:
Income:
Dividends*	$57,087,098	$995,842	$–
Interest	297,993	232	24,534
Net securities lending fees	373,098	–	–
Total income	57,758,189	996,074	24,534

Expenses:
Management fees (Note 3)	16,164,414	177,031	38,917
Custodian fees	456,698	36,585	5,880
Transfer agent fees:
Class S	1,426,000	25,322	9,438
Class D	608,765	21,398	6,640
Audit fees	28,800	10,500	8,700
Legal fees	47,507	3,243	2,771
Reports to shareholders	188,182	5,008	800
Directors’ fees and expenses	296,337	4,551	2,650
Registration and filing fees	43,418	20,017	18,800
Excise tax expense (Note 1)	–	–	873
Miscellaneous	130,331	7,139	4,325
Payments under distribution plan (Note 7):
Class S	2,957,407	13,352	4,653
Total expenses	22,347,859	324,146	104,447
Expenses paid indirectly (Note 4)	(71)	–	(4)
Reimbursement/waiver of expenses by Adviser/Distributor (Notes 3 and 7)	–	–	(99,490)
Net expenses	22,347,788	324,146	4,953
Net investment income	35,410,401	671,928	19,581

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	304,633,910	(1,560,602)	–
Foreign currency transactions	(156,616)	(2,979)	–
Net realized gain (loss)	304,477,294	(1,563,581)	–
Net change in unrealized appreciation (depreciation)	60,303,199	3,513,065	–
Net realized and unrealized gain on investments and foreign currency transactions	364,780,493	1,949,484	–
Net increase in net assets resulting from operations	$400,190,894	$2,621,412	$19,581

*Net of foreign taxes withheld as follows	$1,335,781	$123,214	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the six months ended June 30, 2012 (Unaudited)

	Selected American Shares	Selected International Fund	Selected Daily Government Fund

OPERATIONS:
Net investment income	$35,410,401	$671,928	$19,581
Net realized gain (loss) from investments and foreign currency transactions	304,477,294	(1,563,581)	–
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	60,303,199	3,513,065	–
Net increase in net assets resulting from operations	400,190,894	2,621,412	19,581

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	–	–	(2,816)
Class D	–	–	(16,765)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class S	(322,780,369)	(1,063,814)	78,936
Class D	(200,762,675)	(1,683,901)	(202,284)
Total decrease in net assets	(123,352,150)	(126,303)	(123,348)

NET ASSETS:
Beginning of period	5,901,601,568	61,612,329	26,178,968
End of period*	$5,778,249,418	$61,486,026	$26,055,620

*Including undistributed net investment income of	$36,002,596	$334,019	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the year ended December 31, 2011

	Selected American Shares	Selected International Fund	Selected Daily Government Fund

OPERATIONS:
Net investment income	$68,211,087	$587,166	$22,306
Net realized gain from investments and foreign currency transactions	701,646,189	17,467,037	–
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,049,314,077)	(36,117,556)	–
Net increase (decrease) in net assets resulting from operations	(279,456,801)	(18,063,353)	22,306

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(10,137,257)	(223,736)	(3,130)
Class D	(26,949,004)	(1,141,130)	(19,176)

Realized gains from investment transactions:
Class S	–	(958,263)	–
Class D	–	(4,281,564)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5):
Class S	(1,029,354,230)	(3,112,113)	(30,568)
Class D	(235,602,756)	(1,951,802)	(905,433)
Total decrease in net assets	(1,581,500,048)	(29,731,961)	(936,001)

NET ASSETS:
Beginning of year	7,483,101,616	91,344,290	27,114,969
End of year*	$5,901,601,568	$61,612,329	$26,178,968

*Including undistributed (overdistributed) net investment income of	$592,195	$(337,909)	$–

See Notes to Financial Statements

SELECTED FUNDS	Notes to Financial Statements
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”), Selected International Fund, Inc. (a Maryland corporation) (“Selected International Fund”), and Selected Capital Preservation Trust (an Ohio corporation) (“Trust”).  The Trust consists of Selected Daily Government Fund.  The Funds and Trust are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies.

Selected American Shares’ investment objective is to achieve both capital growth and income. The Fund primarily invests in equity securities issued by large companies with market capitalizations of at least $10 billion. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default.  As of June 30, 2012, the value of defaulted securities amounted to $3,687,600 (cost: $15,365,000) or 0.06% of the Fund’s net assets.

Selected International Fund was formerly known as Selected Special Shares. Effective May 1, 2011, Selected International Fund modified its investment strategy to invest primarily in equity securities issued by foreign companies, including companies in developed or emerging markets. The Fund will continue to invest in large, medium, and small companies without regard to market capitalization and maintain its investment objective of achieving capital growth.

Selected Daily Government Fund’s investment objective is to provide as high a level of current income as possible from the type of short-term investments in which it invests, consistent with prudent investment management, stability of principal, and maintenance of liquidity.

Selected Daily Government Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities.  The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments.  The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the Funds’ investment objectives and policies.  There is no assurance that the investment objective of any fund will be achieved. The Funds’ return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

Class S and Class D shares are sold at net asset value.  Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.  All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation and distributions.  Selected International Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Selected Fund) within 30 days of their purchase.  The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, pricing securities at a discount of a last traded price, which could mean marking a security to zero.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected		Selected		Selected Daily
	American		International		Government
	Shares		Fund		Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$476,117,403		$2,451,621		$–
Consumer staples	807,753,040		1,880,674		–
Energy	496,351,612		2,471,224		–
Financials	1,842,460,956		2,064,084		–
Health care	201,845,751		1,124,851		–
Industrials	156,967,004		2,738,607		–
Information technology	438,202,001		2,928,701		–
Materials	286,366,361		1,161,682		–
Telecommunication services	11,271,992		2,962,240		–
Total Level 1	4,717,336,120		19,783,684		–

Level 2 – Other Significant Observable Inputs:
Short-term debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies	–		–		16,343,805
Convertible debt securities	3,687,600		–		–
Equity securities*:
Consumer discretionary	36,489,514		3,408,263		–
Consumer staples	158,511,593		6,411,895		–
Energy	19,696,490		–		–
Financials	187,284,116		8,120,617		–
Health care	36,273,913		7,917,664		–
Industrials	146,319,365		11,100,704		–
Materials	64,971,066		4,157,283		–
Short-term securities	339,093,000		112,000		8,692,000
Total Level 2	992,326,657		41,228,426		25,035,805

Level 3 – Significant Unobservable Inputs:
Equity securities:
Materials	–	a	–	a	–
Total Level 3	–		–		–
Total Investments	$5,709,662,777		$61,012,110		$25,035,805

Level 1 to Level 2 Transfers**:
Consumer discretionary	$36,489,514		$3,408,263		–
Consumer staples	158,511,593		6,411,895		–
Energy	19,696,490		–		–
Financials	187,284,116		8,120,617		–
Health care	36,273,913		7,917,664		–
Industrials	146,319,365		11,100,704		–
Materials	64,971,066		4,157,283		–
Total	$649,546,057		$41,116,426		$–

* Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the six months ended June 30, 2012.

a Includes securities valued at zero.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2012:

	Selected American Shares	Selected International Fund
Investment Securitiesa:
Beginning balance	$3,391,994	$148,005
Increase in unrealized depreciation	(3,391,994)	(148,005)
Ending balance	$–	$–

Increase in unrealized depreciation during the period on Level 3 securities still held at June 30, 2012 and included in the change in net assets for the period	$(3,391,994)	$(148,005)

There were no transfers into or out of Level 3 assets during the period.  Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table	Selected American Shares	Selected International Fund
Investments at Value:
Equity securities:
Fair value at June 30, 2012	$ – a	$ – a
Valuation technique	Discount applied to the last traded price	Discount applied to the last traded price
Unobservable input	Discount rate	Discount rate
Amount	100%	100%

a Includes securities valued at zero.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income tax is required.  Selected Daily Government Fund incurred a 2011 federal excise tax liability of $873 during the six months ended June 30, 2012.  The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2012, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

At December 31, 2011, Selected International Fund had approximately $894,000 of post October 2011 capital losses to offset future capital gains, if any.  In addition, Selected International Fund had approximately $185,000 of post October 2011 ordinary losses, which were deferred.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors/Trustees Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee by the Trust under the plan will be determined based upon the performance of the Selected Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2012 were as follows:

	Selected American Shares	Selected International Fund
Cost of purchases	$281,521,761	$2,890,299
Proceeds from sales	992,709,879	5,970,880

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the six months ended June 30, 2012 approximated 0.54% of average net assets for Selected American Shares. The fixed annual rate for Selected International Fund is 0.55% of the average net assets. The fixed annual rate for Selected Daily Government Fund is 0.30% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse Selected Daily Government Fund’s expenses so that net investment income will not be less than zero until May 1, 2013.  During the six months ended June 30, 2012, such waivers and reimbursements amounted to $20,747 and $74,090 for Class S and Class D shares, respectively.  The Adviser may recapture from the assets of Selected Daily Government Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser during the six months ended June 30, 2012 was $87,161, $6,051, and $1,920 for Selected American Shares, Selected International Fund, and Selected Daily Government Fund, respectively.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. Certain Directors/Trustees and Officers of the Funds are also Directors/Trustees and Officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $71 and $4 for Selected American Shares and Selected Daily Government Fund, respectively, during the six months ended June 30, 2012.  There were no reductions for Selected International Fund.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 5 - CAPITAL STOCK

At June 30, 2012, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized.  At June 30, 2012, there were 50 million shares of capital stock of Selected International Fund ($0.25 par value per share) authorized.  At June 30, 2012, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized.

Transactions in capital stock were as follows:

Class S	Six months ended June 30, 2012 (Unaudited)
	Selected American Shares	Selected International Fund	Selected Daily Government Fund
Shares sold	2,178,007	13,572	776,010
Shares issued in reinvestment of distributions	–	–	2,571
	2,178,007	13,572	778,581
Shares redeemed	(9,821,738)	(138,418)	(699,645)
Net increase (decrease)	(7,643,731)	(124,846)	78,936

Proceeds from shares sold	$92,354,020	$116,513	$776,010
Proceeds from shares issued in reinvestment of distributions	–	–	2,571
	92,354,020	116,513	778,581
Cost of shares redeemed*	(415,134,389)	(1,180,327)	(699,645)
Net increase (decrease)	$(322,780,369)	$(1,063,814)	$78,936

* Net of redemption fees as follows	NA	$9	NA

Class S	Year Ended December 31, 2011
	Selected American Shares	Selected International Fund	Selected Daily Government Fund
Shares sold	6,302,959	44,151	2,197,445
Shares issued in reinvestment of distributions	252,362	109,974	3,077
	6,555,321	154,125	2,200,522
Shares redeemed	(31,775,222)	(468,391)	(2,231,090)
Net decrease	(25,219,901)	(314,266)	(30,568)

Proceeds from shares sold	$259,996,166	$432,260	$2,197,445
Proceeds from shares issued in reinvestment of distributions	9,874,907	1,132,727	3,077
	269,871,073	1,564,987	2,200,522
Cost of shares redeemed*	(1,299,225,303)	(4,677,100)	(2,231,090)
Net decrease	$(1,029,354,230)	$(3,112,113)	$(30,568)

* Net of redemption fees as follows	NA	$84	NA

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class D	Six months ended June 30, 2012 (Unaudited)
	Selected American Shares	Selected International Fund	Selected Daily Government Fund
Shares sold	2,569,883	23,503	2,318,009
Shares issued in reinvestment of distributions	–	–	16,579
	2,569,883	23,503	2,334,588
Shares redeemed	(7,383,848)	(220,363)	(2,536,872)
Net decrease	(4,813,965)	(196,860)	(202,284)

Proceeds from shares sold	$109,777,025	$201,714	$2,318,009
Proceeds from shares issued in reinvestment of distributions	–	–	16,579
	109,777,025	201,714	2,334,588
Cost of shares redeemed*	(310,539,700)	(1,885,615)	(2,536,872)
Net decrease	$(200,762,675)	$(1,683,901)	$(202,284)

* Net of redemption fees as follows	NA	$20	NA

Class D	Year Ended December 31, 2011
	Selected American Shares	Selected International Fund	Selected Daily Government Fund
Shares sold	8,826,521	126,216	5,875,603
Shares issued in reinvestment of distributions	508,911	338,390	18,944
	9,335,432	464,606	5,894,547
Shares redeemed	(15,178,697)	(666,106)	(6,799,980)
Net decrease	(5,843,265)	(201,500)	(905,433)

Proceeds from shares sold	$359,256,199	$1,214,758	$5,875,603
Proceeds from shares issued in reinvestment of distributions	19,898,430	3,469,456	18,944
	379,154,629	4,684,214	5,894,547
Cost of shares redeemed*	(614,757,385)	(6,636,016)	(6,799,980)
Net decrease	$(235,602,756)	$(1,951,802)	$(905,433)

* Net of redemption fees as follows	NA	$548	NA

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Funds had no borrowings during the six months ended June 30, 2012.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2012 (Unaudited)

NOTE 7 - DISTRIBUTION SERVICE FEES

For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets.  During the six months ended June 30, 2012, Selected American Shares, Selected International Fund, and Selected Daily Government Fund incurred distribution services fees totaling $2,957,407, $13,352, and $4,653, respectively.

Davis Distributors, LLC, the Funds’ Distributor, entered into an agreement with Selected Daily Government Fund to temporarily eliminate the 0.25% distribution fee on Class S shares until December 31, 2012. During the six months ended June 30, 2012, such fee elimination amounted to $4,653.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 8 - SECURITIES LOANED

Selected American Shares (“Fund”) has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2012, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 9 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Selected American Shares amounted to $19,217,657 or 0.33% of the Fund’s net assets as of June 30, 2012.

Information regarding restricted securities is as follows:

					Cost per	Valuation per
		Acquisition		Shares/	Share/	Share/Unit as of
Fund	Security	Date	Principal	Units	Unit	June 30, 2012

Selected
American	Fairfax Financial
Shares	Holdings Ltd., 144A	02/23/10	N/A	39,220	$355.00	$395.97

Selected
American	Sino-Forest Corp., Conv. Sr.
Shares	Notes, 5.00%, 08/01/13	07/17/08	$15,365,000	153,650	$100.00	$24.00

Selected
American
Shares	Sino-Forest Corp., Restricted	12/11/09	N/A	145,700	$15.85	$0.00

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended June 30, 2012d	$39.47	$0.21e	$2.44	$2.65
Year ended December 31, 2011	$41.44	$0.34e	$(2.14)	$(1.80)
Year ended December 31, 2010	$37.28	$0.30e	$4.35	$4.65
Year ended December 31, 2009	$28.54	$0.27e	$8.76	$9.03
Year ended December 31, 2008	$47.78	$0.34e	$(19.23)	$(18.89)
Year ended December 31, 2007	$46.06	$0.49e	$1.72	$2.21
Selected American Shares Class D:
Six months ended June 30, 2012d	$39.44	$0.28e	$2.43	$2.71
Year ended December 31, 2011	$41.41	$0.47e	$(2.14)	$(1.67)
Year ended December 31, 2010	$37.25	$0.43e	$4.35	$4.78
Year ended December 31, 2009	$28.50	$0.36e	$8.77	$9.13
Year ended December 31, 2008	$47.79	$0.48e	$(19.28)	$(18.80)
Year ended December 31, 2007	$46.07	$0.63e	$1.73	$2.36
Selected International Fund Class S:
Six months ended June 30, 2012d	$7.89	$0.06e	$0.24	$0.30
Year ended December 31, 2011	$11.00	$0.03e	$(2.31)	$(2.28)
Year ended December 31, 2010	$9.78	$0.09e	$1.25	$1.34
Year ended December 31, 2009	$6.80	$0.03e	$2.98	$3.01
Year ended December 31, 2008	$12.30	$0.04e	$(5.54)	$(5.50)
Year ended December 31, 2007	$13.98	$–e,i	$(0.17)	$(0.17)
Selected International Fund Class D:
Six months ended June 30, 2012d	$7.93	$0.09e	$0.23	$0.32
Year ended December 31, 2011	$11.02	$0.08e	$(2.32)	$(2.24)
Year ended December 31, 2010	$9.79	$0.14e	$1.25	$1.39
Year ended December 31, 2009	$6.81	$0.07e	$2.98	$3.05
Year ended December 31, 2008	$12.30	$0.08e	$(5.54)	$(5.46)
Year ended December 31, 2007	$13.98	$0.05e	$(0.17)	$(0.12)

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$42.12	6.71%	$2,223	0.95% f	0.95% f	0.98% f	5%
$(0.17)	$–	$–	$(0.17)	$39.47	(4.35)%	$2,385	0.94%	0.94%	0.81%	11%
$(0.49)	$–	$–	$(0.49)	$41.44	12.53%	$3,549	0.93%	0.93%	0.80%	9%
$(0.29)	$–	$–	$(0.29)	$37.28	31.64%	$4,742	0.94%	0.94%	0.86%	11%
$(0.34)	$–	$(0.01)	$(0.35)	$28.54	(39.44)%	$4,481	0.92%	0.92%	0.86%	18%
$(0.49)	$–	$–	$(0.49)	$47.78	4.79%	$7,602	0.90%	0.88%	1.01%	8%

$–	$–	$–	$–	$42.15	6.87%	$3,556	0.61% f	0.61% f	1.32% f	5%
$(0.30)	$–	$–	$(0.30)	$39.44	(4.02)%	$3,517	0.61%	0.61%	1.14%	11%
$(0.62)	$–	$–	$(0.62)	$41.41	12.90%	$3,934	0.60%	0.60%	1.13%	9%
$(0.38)	$–	$–	$(0.38)	$37.25	32.06%	$3,654	0.61%	0.61%	1.19%	11%
$(0.48)	$–	$(0.01)	$(0.49)	$28.50	(39.24)%	$2,881	0.59%	0.59%	1.19%	18%
$(0.64)	$–	$–	$(0.64)	$47.79	5.11%	$5,020	0.57%	0.57%	1.32%	8%

$–	$–	$–	$–	$8.19	3.80%	$10	1.54% f	1.54% f	1.55% f	4%
$(0.16)	$(0.67)	$–	$(0.83)	$7.89	(22.49)%	$11	1.32%	1.32%	0.34%	110%g
$(0.12)	$–	$–	$(0.12)	$11.00	13.73%h	$18	1.23%	1.23%	0.92%	28%
$(0.03)	$–	$–	$(0.03)	$9.78	44.21%	$19	1.32%	1.32%	0.38%	24%
$–	$–	$–	$–	$6.80	(44.72)%	$16	1.26%	1.26%	0.43%	30%
$(0.01)	$(1.50)	$–	$(1.51)	$12.30	(1.27)%	$42	1.17%	1.17%	(0.03)%	36%

$–	$–	$–	$–	$8.25	4.04%	$52	0.90% f	0.90% f	2.19% f	4%
$(0.18)	$(0.67)	$–	$(0.85)	$7.93	(22.05)%	$51	0.81%	0.81%	0.85%	110%g
$(0.16)	$–	$–	$(0.16)	$11.02	14.30%h	$73	0.76%	0.76%	1.39%	28%
$(0.07)	$–	$–	$(0.07)	$9.79	44.72%	$67	0.84%	0.84%	0.86%	24%
$(0.03)	$–	$–i	$(0.03)	$6.81	(44.40)%	$48	0.86%	0.86%	0.83%	30%
$(0.06)	$(1.50)	$–	$(1.56)	$12.30	(0.89)%	$94	0.81%	0.81%	0.33%	36%

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected Daily Government Fund Class S:
Six months ended June 30, 2012d	$1.000	$0.001	$–	$0.001
Year ended December 31, 2011	$1.000	$0.001	$–	$0.001
Year ended December 31, 2010	$1.000	$0.001	$–	$0.001
Year ended December 31, 2009	$1.000	$0.002	$–	$0.002
Year ended December 31, 2008	$1.000	$0.020	$–	$0.020
Year ended December 31, 2007	$1.000	$0.044	$–	$0.044
Selected Daily Government Fund Class D:
Six months ended June 30, 2012d	$1.000	$0.001	$–	$0.001
Year ended December 31, 2011	$1.000	$0.001	$–	$0.001
Year ended December 31, 2010	$1.000	$0.001	$–	$0.001
Year ended December 31, 2009	$1.000	$0.003	$–	$0.003
Year ended December 31, 2008	$1.000	$0.024	$–	$0.024
Year ended December 31, 2007	$1.000	$0.048	$–	$0.048

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Total returns are not annualized for periods of less than one year.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser/Distributor.
c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

d	Unaudited.
e	Per share calculations were based on average shares outstanding for the period.

Financial Highlights – (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$4	1.40%f	0.04% f	0.15% f	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$4	1.33%	0.08%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$4	1.29%	0.22%	0.08%	NA
$(0.002)	$–	$–	$(0.002)	$1.000	0.20%	$4	1.17%	0.54%	0.31%	NA
$(0.020)	$–	$–	$(0.020)	$1.000	2.05%	$4	0.94%	0.75%	2.09%	NA
$(0.044)	$–	$–	$(0.044)	$1.000	4.50%	$5	0.97%	0.75%	4.41%	NA

$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$22	0.71% f	0.04% f	0.15% f	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$23	0.67%	0.08%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$23	0.67%	0.22%	0.08%	NA
$(0.003)	$–	$–	$(0.003)	$1.000	0.29%	$24	0.57%	0.44%	0.41%	NA
$(0.024)	$–	$–	$(0.024)	$1.000	2.40%	$67	0.40%	0.40%	2.44%	NA
$(0.048)	$–	$–	$(0.048)	$1.000	4.85%	$110	0.41%	0.41%	4.75%	NA

f	Annualized.
g
As a result of the change in investment strategy on May 1, 2011, from investing primarily in domestic equity securities to investing primarily in foreign equity securities, portfolio turnover was unusually high.

h
Selected International Fund made a favorable investment in an initial public offering (IPO), which had a material impact on the investment performance, adding approximately 2% to the Fund’s total return in 2010. The IPO was purchased with the intent to benefit from long-term growth of the underlying company and the rapid appreciation was an unusual occurrence. Such performance may not continue in the future.

i	Less than $0.005 per share.
See Notes to Financial Statements

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Selected Funds oversees the management of each Selected Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Selected Advisers” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Selected Advisers in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in April 2012 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Selected American Shares, Selected International Fund, and Selected Daily Government Fund and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Selected Advisers to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Selected Advisers is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem.  The Independent Directors concluded that, through its actions and communications, Davis Selected Advisers has attempted to have a meaningful, positive impact on investor behavior.

Davis Selected Advisers (and its affiliates) and members of the Davis family are some of the largest shareholders in the Selected Funds. The Independent Directors concluded that this investment tends to align Davis Selected Advisers’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Selected Advisers and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for Selected Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are important in assessing whether Selected Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Selected Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Selected Advisers to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Directors also observed that the Funds’ portfolio managers and analysts have incentive compensation and other arrangements designed to reward long-term performance results.

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Selected Advisers’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Selected Advisers to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules, and review of breakpoints, if applicable.

The Independent Directors reviewed the management fee schedule for each Fund and the profitability of each Fund to Davis Selected Advisers, the extent to which economies of scale might be realized if any of the Funds’ net assets increase, and whether the fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Selected Advisers in providing such services. The Independent Directors considered various potential benefits that Davis Selected Advisers may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Selected Advisers does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Selected Advisers by the Selected Funds with those paid by Davis Selected Adviser’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows, as well as IRS diversification compliance. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

Selected American Shares

The Independent Directors noted that Selected American Shares Class S had under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended March 31, 2012. The Fund’s Class S shares under-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, and five-year time periods and out-performed over the ten-year time period, all ended December 31, 2011. The Independent Directors noted that the Fund’s Class S shares out-performed the Standard & Poor’s 500® Index in 10 of the 14 rolling five-year time frames, and its peer group in 12 of the 14 rolling five-year time frames ended December 31 for each year from 1998 through 2011. The Fund out-performed both the Index and its peer group in all of the 9 rolling ten-year time frames ended December 31 for each year from 2003 through 2011.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Selected American Shares, noting that the expenses were reasonable and within the range of the average ratios of its peer group as determined by an independent service provider.

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Selected International Fund

Davis Selected Advisers began managing Selected Special Shares on a daily basis in May 2001. On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from investing primarily in domestic equity securities to investing primarily in foreign equity securities. This change limited the relevance of long-term comparisons against the Fund’s benchmark, the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI® ex USA”).

The Independent Directors noted that Selected International Fund Class S had under-performed its benchmark, the MSCI ACWI® ex USA, over the one-, three-, five-, and ten-year time periods ended March 31, 2012. The Fund’s Class S shares under-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2011. The Independent Directors noted that the Fund’s Class S shares out-performed the MSCI ACWI® ex USA in 7 of the 14 rolling five-year time frames and its peer group in 5 of the 14 rolling five-year time frames ended December 31 for each year from 1998 through 2011. The Fund out-performed the MSCI ACWI® ex USA in 4 of the 9 rolling ten-year time frames and its peer group in 2 of the 9 rolling ten-year time frames ended December 31 for each year from 2003 through 2011.

The Independent Directors considered the contractual advisory fee, noting that it was below the asset-weighted average of funds with similar investment objectives as determined by an independent service provider. The Independent Directors also considered the total expense ratio for Selected International Fund Class S, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Selected Daily Government Fund

The Independent Directors noted that a report produced by an independent service provider indicated that Selected Daily Government Fund Class S out-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2011.

The Independent Directors also considered the total expense ratio for Selected Daily Government Fund, noting that the expenses were reasonable and below the average of its peer group as determined by an independent service provider. The Independent Directors also noted that the Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2013. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Selected Advisers had provided Selected American Shares, Selected International Fund, and Selected Daily Government Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Selected Advisers’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Selected American Shares, Selected International Fund, and Selected Daily Government Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Selected Advisers in providing such service, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

SELECTED FUNDS	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q and Form N-MFP

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  In addition, Selected Daily Government Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP.  The Funds’ Form N-Q and Selected Daily Government Fund’s Form N-MFP are available without charge, upon request, by calling 1-800-243-1575, on the Funds’ website at www.selectedfunds.com, and on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Selected Funds by phone at 1-800-243-1575.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

SELECTED FUNDS	Directors and Officers

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.  Each Director serves until retirement, resignation, death, or removal.  Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

William P. Barr (05/23/50)	Director	Director since 1994	Of Counsel to Kirkland & Ellis LLP (law firm) until July 2009; Executive Vice President and General Counsel, Verizon (a telecommunications company) from 1994 through 2008.	3	Director, Time Warner, Inc. (media and entertainment company); Director, Dominion Resources (energy company).

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, Inc. (private equity firm) since March 1999.	3	Trustee, John S. and James L. Knight Foundation; Trustee, Connecticut Public Broadcasting Network; Director, University of Connecticut Health Center; Director, Assured Guaranty Ltd.

Jerome E. Hass (06/01/40)	Director	Director since 1997	James B. Rubin Professor of Finance and Business Strategy Emeritus, Johnson Graduate School of Management, Cornell University, since 1967; Consultant, National Economic Research Associates, since 1985.	3	None

Katherine L. MacWilliams (01/19/56)	Director	Director since 1997	Chief Financial Officer, Caridian BCT, Inc. (a medical device company); former Chief Financial Officer, Coors Brewers Limited, a division of Molson Coors Brewing Company.	3	None

James J. McMonagle (10/01/44)	Director/ Chairman	Director since 1990	Chairman, Selected Funds Board of Directors since 1997; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director, Owens Corning (producer of residential and commercial building materials).

Richard O'Brien (09/12/45)	Director	Director since 1996	Retired Corporate Economist, Hewlett-Packard Company.	3	None

SELECTED FUNDS	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Davis Funds (consisting of 13 portfolios).

Christopher C. Davis (07/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Davis Funds (consisting of 13 portfolios); Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Christopher C. Davis (born 07/13/65, Selected Funds officer since 1998). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Selected Funds officer since 1998).  See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Selected Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Selected Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Selected Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

SELECTED FUNDS

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Co.
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-243-1575 and on the Funds’ website at www.selectedfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: September 7, 2012

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 7, 2012